Summary of significant accounting policies - Additional information (Detail)		12 Months Ended
	Jan. 01, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Percentage Of VIE contribution to consolidated revenue		91.00%	99.00%	94.00%	91.00%
Percentage Of VIE accounted of consolidated total assets		27.00%	16.00%		27.00%
Percentage Of VIE accounted of consolidated total liabilities		81.00%	67.00%		81.00%
Convenience translation rate per US$1.00		6.5250			6.5250
Impairment loss of investments			¥ 20,872,725	¥ 15,166,140
Group recorded impairment loss other expense		28,088,491
Rebates to advertiser		75,497,951	64,274,647	44,389,826
Capitalized research and development expenses
Advertising and market promotion expenses		219,369,426	135,859,453	129,013,488
Recognizes income tax due to uncertain tax position
Interest and penalties related to potential underpaid income tax expenses
Deferred revenue	¥ 182,819,528
Government subsidies		92,708,856	68,834,899	27,430,993
Goodwill impairment loss
Right-of-use assets		62,141,054			$ 9,523,533
Lease liabilities		16,951,948			2,598,000
Cash and cash equivalents		5,279,902,398	¥ 8,091,990,270	¥ 5,562,204,889	$ 809,180,444
New Accounting Pronouncement, Early Adoption, Effect [Member]
Right-of-use assets	100,318,025
Lease liabilities	¥ 81,851,982
CHINA [Member]
Cash and cash equivalents		¥ 561,928,329
Cash and cash equivalents percentage		10.60%			10.60%